Annual Total Returns- JPMorgan 100 U.S. Treasury Securities Money Market Fund (Reserve Shares) [BarChart] - Reserve Shares - JPMorgan 100 U.S. Treasury Securities Money Market Fund - Reserve	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	none	none	0.23%	1.18%	1.51%	0.19%